Combined Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 31,755	$ 6,613
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 5,964	$ 770